Operating Lease Arrangements, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Operating lease arrangements, commitments and contingencies [Abstract]
Future minimum lease payments
The Group had future aggregate minimum lease payments under non-cancelable operating leases for property and equipment as follows:

	December 31,
	2018	2017
	US$ in millions
No later than 1 year	$5	$4
Later than 1 year and no later than 5 years	2	2
	$7	$6

Future minimum lease receivables
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2018	2017
	US$ in millions
No later than 1 year	$331	$344
Later than 1 year and no later than 5 years	602	727
Later than 5 years	59	52
	$992	$1,123

Capital commitments	Property and equipment commitments not provided for are as follows:

	December 31,
	2018	2017
	US$ in millions
Contracted but not provided for	$507	$201